28. Financial results, net	12 Months Ended
Dec. 31, 2017
Financial Results Net
Financial results, net
	2017	2016	2015
Finance expenses:
Cost of debt	(498)	(705)	(698)
Cost of the discounting receivables	(144)	(163)	(120)
Monetary restatement loss	(131)	(174)	(213)
Other finance expenses	(138)	(92)	(91)
Total financial expenses	(911)	(1,134)	(1,122)

Financial income:
Income from short term instruments	38	84	171
Monetary restatement gain	137	137	182
Other financial income	6	10	1
Total financial income	181	231	354
Total	(730)	(903)	(768)

The gains or losses on derivative financial instruments are recorded as cost of debt and disclosed in Note 18.